Fair Value Measurements	12 Months Ended
Dec. 31, 2023
Fair Value Disclosures [Abstract]
Fair Value Measurements
4. Fair Value Measurements
The following tables present information about our financial instruments that are measured at fair value on a recurring basis:

	As of December 31, 2023
	Fair Value	Level 1	Level 2	Level 3
	(in thousands)
Financial Assets:
Government bonds included within short-term investments	$28,968	$—	$28,968	$—
Derivative financial instruments included in prepaid expenses and other current assets	308	—	308	—
Total financial assets	$29,276	$—	$29,276	$—

Financial Liabilities:
Derivative financial instruments included in accrued expenses and other current liabilities	$462	$—	$462	$—
Total financial liabilities	$462	$—	$462	$—

	As of December 31, 2022
	Fair Value	Level 1	Level 2	Level 3
	(in thousands)
Financial Liabilities:
Derivative financial instruments included in accrued expenses and other current liabilities	$2,397	$—	$2,397	$—
Total financial liabilities	$2,397	$—	$2,397	$—
As of December 31, 2023 and 2022, we did not have any Level 3 financial instruments that are measured at fair value on a recurring basis.
We classify our derivative financial instruments and government bonds within Level 2 of the fair value hierarchy because they are valued using inputs other than quoted prices which are directly or indirectly observable in the market, including readily-available pricing sources for the identical underlying security which may not be actively traded. Refer to Note 5 for more information regarding our derivative financial instruments.
Refer to Note 8 below for more information regarding the fair value of our indemnification guarantees.
Debt Securities
Short-term investments consisted of the following:

	As of December 31, 2023
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(in thousands)
Government bonds	$28,882	$229	$(143)	$28,968
Total short-term investments	$28,882	$229	$(143)	$28,968
There were no short-term investments as of December 31, 2022. The following table summarizes the estimated fair value of investments in available-for-sale marketable debt securities by effective contractual maturity dates:

As of December 31, 2023
Due in 1 year or less	$28,968
Total	$28,968
As of December 31, 2023, the unrealized losses related to short-term investments were not due to credit related losses. Therefore, we did not recognize an allowance for credit losses for our short-term investments. As of December 31, 2023, we did not have any available-for-sale debt securities that have been in a continuous loss position